EQUITY INVESTMENTS DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME/AVAILABLE-FOR-SALE FINANCIAL INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
EQUITY INVESTMENTS DESIGNATED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME/AVAILABLE-FOR-SALE FINANCIAL INVESTMENTS
Schedule of equity investments designated at fair value through other comprehensive income/available-for-sale financial investments

	December 31,	December 31,
	2017	2018
Equity investments designated at fair value through other comprehensive income
Stated at fair value
Listed equity investments	—	6,441
Unlisted investments (Note)	—	1,723,384

	—	1,729,825
Available-for-sale investments
Non current portion
Stated at fair value
Listed equity investments	9,701	—
Unlisted investments (Note)	1,848,000	—
	1,857,701	—
Stated at cost
Unlisted equity investments	73,211	—
Less: provision for impairment	(2,711)	—
	70,500	—

	1,928,201	1,729,825